As filed with the U.S. Securities and Exchange Commission on July 2, 2009

File No. 333-158073

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

  Pre-Effective Amendment No.

Post-Effective Amendment No. 1

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue
New York, New York 10167

(Address of Principal Executive Offices)

(800) 480-4111

(Registrant’s Area Code and Telephone Number)

Frank J. Nasta, Esq.
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, NY 10167

(Name and Address of Agent for Service)

With copies to: Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	With copies to: Alan G. Priest, Esq. Ropes & Gray LLP One Metro Center 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Amendment to the Registration Statement on Form N-14 of J.P. Morgan Fleming Mutual Fund Group, Inc. (the “Corporation”), filed with the Commission on March 18, 2009 (Accession No. 0001145443-09-000521; 1933 Act Registration No. 333-158073) (the “Registration Statement”), is being filed solely to add Exhibit (12) to the Registration Statement. The prospectus and statement of additional information included in the Registration Statement are incorporated herein by reference.

Part C

Item

Indemnification

15.

Limitation of Liability and Indemnification provisions for Directors and Officers of Registrant are set forth in Article VIII, Sections 1, 2 and 4 of the Articles of Incorporation and Indemnification provisions for Directors and Officers set forth in Article XIII, Sections 1, 3 and 4 of the By-Laws.

Articles of Incorporation:

Article VIII

Section 1.   To the fullest extent that limitations on the liability of Directors and Officers are permitted by applicable law, no Director or Officer of the Corporation shall have any liability to the corporation or its Shareholders for damages.  This limitation on liability applies to events occurring at the time a person serves as a Director or Officer of the Corporation, whether or not such person is a Director or Officer at the time of any proceeding in which liability is asserted.

Every note, bond, contract, instrument, certificate, share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Corporation or the Directors or any of them in connection with the Corporation shall be conclusively deemed to have been executed or done only in or with respect to their or his or her capacity as Directors or Director, and such directors or director shall not be personally liable thereon.

Section 2.   The Corporation shall indemnify and advance expenses to its currently acting and its former Directors to the fullest extent that indemnification of Directors is permitted by law.  The Corporation shall indemnify and advance expenses to its Officers to the same extent as to its Directors and to such further extent as is consistent with law.  The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation Law.

Section 4.   No further amendment to the charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.

By-Laws:

Article XIII

Section 1.  Indemnification.   Subject to the provisions in the Charter of the Corporation, the corporation shall indemnify its Directors and officers who while serving as Directors or officers also serve at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law.

Section 3.   Procedure.   On the request of any current or former Director or officer requesting indemnification or an advance under this Article XIII, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such laws are now or hereafter in force, whether the standards required by this Article XIII have been met.

Section 4.   Other Rights.   The indemnification provided by this Article XIII shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of Shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Item

Exhibits

16.

(1)(a)

Agreement and Declaration of Trust dated April 21, 1997.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 24, 1997 (Accession Number 0000950147-97-000251).

(1)(b)

Articles of Incorporation.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 30, 1997 (Accession Number 0000950147-97-000672).

(1)(c)

Articles of Merger. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 30, 1997 (Accession Number 0000950147-97-000672).

(1)(d)

Articles Supplementary.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 27, 2001 (Accession Number 0000912057-01-511068).

(1)(e)

Amendment to the Articles of Incorporation. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on April 27, 2001 (Accession Number 0000912057-01-511068).

(1)(f)

Articles of Amendment, dated September 26, 2008.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 24, 2008 (Accession Number 0001145442-08-002882).

(1)(g)

Articles Supplementary, dated September 26, 2009.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 24, 2008 (Accession Number 0001145442-08-002882).

(2)

By-Laws as amended and restated November 15, 2007.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission filed on August 28, 2008 (Accession Number 0001145442-08-002495).

(3)

Not Applicable

(4)

Form of Agreement and Plan of Reorganization between JPMorgan Trust II and between J.P. Morgan Fleming Mutual Fund Group, Inc. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(5)

Instrument defining Rights of Shareholders incorporated herein by reference to Exhibits (1) and (2).

(6)(a)

Form of Investment Advisory Agreement.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 26, 2001 (Accession Number 0000950147-01-500142).

(6)(b)

Amendment to Investment Advisory Agreement, dated December 24, 2004.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 9, 2005 (Accession Number 0001047469-05-002948).

(7)(a)

Distribution Agreement between the Trust and JPMorgan Distribution Services, Inc.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012375).

(7)(b)

Amendment to the Distribution Agreement, including Schedule A, dated May 1, 2005.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2006 (Accession Number 0001145443-06-002841).

(7)(c)

Form of Amended Schedule B to the Distribution Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(7)(d)

Form of Amended Schedule C to the Distribution Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(7)(e)

Form of Amended Schedule D to the Distribution Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(7)(f)

Form of Amended Schedule E to the Distribution Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(7)(g)

Form of Amended Schedule F to the Distribution Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(7)(h)

Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 26, 2007 (Accession Number 00001145443-07-003329).

(8)

Not applicable.

(9)(a)

Global Custody and Fund Accounting Agreement dated February 19, 2005.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012375).

(9)(b)

Amendment to Global Custody and Fund Accounting Agreement, including Schedule A, dated May 1, 2006.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2006 (Accession Number 0001145443-06-002841).

(9)(c)

Form of Amended Schedule A to the Global Custody and Fund Accounting Agreement, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(9)(d)

Amendment to Global Custody and Fund Accounting Agreement including Schedules C and D, dated as of September 1, 2007.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145442-08-002495).

(9)(e)

Amendment to Global Custody and Fund Accounting Agreement including Schedules A and C, dated as of April 21, 2008.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 001145442-08-002495).

(10)(a)

Combined Amended and Restated Distribution Plan (amended as of August 11, 2005).  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2006 (Accession Number 0001145443-06-002841).

(10)(b)

Schedule B to the Combined Amended and Restated Distribution Plan, amended as of February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(10)(c)

Combined Amended and Restated 18f-3 Multi-Class Plan, including Exhibit A, amended as of May 22, 2008.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002495).

(10)(d)

Amended Exhibit B to the Multi-Class Plan, dated February 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(11)

Opinion and Consent of Ropes & Gray LLP regarding legality of issuance of shares and other matters. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(12)

Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Diversified Mid Cap Value Fund into JPMorgan Mid Cap Value Fund. Filed herewith.

(13)(a)(1)

Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”), effective February 19, 2005.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012375).

(13)(a)(2)

Amendment as of January 31, 2007 to the Transfer Agency Agreement between JPMorgan Funds and BFDS dated February 19, 2005.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2007 (Accession Number 0001145443-07-003329).

(13)(a)(3)

Form of Appendix A to the Transfer Agency Agreement (amended as of February 19, 2009). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(13)(b)(1)

Administration Agreement between the Trust and JPMorgan Funds Management, Inc., effective February 19, 2005.  Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012375).

(13)(b)(2)

Amendment, including Amended Schedule A, dated May 1, 2006, to the Administration Agreement.  Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on August 30, 2006 (Accession Number 0001145443-06-002841).

(13)(b)(3)

Form of Amended Schedule B, (amended as of February 19, 2009), to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(13)(c)(1)

Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2006 (Accession Number 0001047469-06-005970).

(13)(c)(2)

Amendment to Securities Lending Agreement, dated September 2, 2008, between the Registrant and JPMorgan Chase Bank. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2008 (Accession Number 0001145443-08-002914).

(13)(d)(1)

Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan Distribution Services, Inc.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-012375).

(13)(d)(2)

Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of February 19, 2009). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(13)(d)(3)

Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc.  Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on October 26, 2007 (Accession Number 001145443-07-003340).

(13)(e)(1)

Form of Fee Waiver Agreement, for the JPMorgan Mid Cap Value Fund, dated November 1, 2008.  Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2008 (Accession Number 0001145443-08-002914).

(14)

Consent of independent registered accountant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

(15)

None.

(16)

Powers of Attorney for the Trustees, George C. W. Gatch and Patricia A Maleski. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 18, 2009 (Accession Number 0001145443-09-000521).

Item

Undertakings

17.

(1)     The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Fleming Mutual Fund Group, Inc., certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Columbus, Ohio on the 2nd day of July, 2009

J.P. Morgan Fleming Mutual Fund Group, Inc. (Registrant)
GEORGE C. W. GATCH*
George C. W. Gatch President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of J.P. Morgan Fleming Mutual Fund Group, Inc. has been signed below by the following persons in the capacities indicated on the 2nd day of July 2009.

WILLIAM J. ARMSTRONG*	WILLIAM G. MORTON, JR*.
William J. Armstrong Trustee	William G. Morton, Jr. Trustee

JOHN F. FINN*	ROBERT A ODEN, JR.*
John F. Finn Trustee	Robert A. Oden, Jr. Trustee

DR. MATTHEW GOLDSTEIN*	FERGUS REID, III.*
Dr. Matthew Goldstein Trustee	Fergus Reid, III. Trustee and Chairman

ROBERT J. HIGGINS*	FREDERICK W. RUEBECK*
Robert J. Higgins Trustee	Frederick W. Ruebeck Trustee

FRANKIE D. HUGHES*	JAMES J. SCHONBACHLER*
Frankie D. Hughes Trustee	James J. Schonbachler Trustee

PETER C. MARSHALL*	LEONARD M. SPALDING, JR*.
Peter C. Marshall Trustee	Leonard M. Spalding, Jr. Trustee

MARILYN MCCOY*
Marilyn McCoy Trustee

Principal Accounting and Financial Officer	Principal Executive Officer

PATRICIA A. MALESKI*	GEORGE C. W. GATCH*
Patricia A. Maleski Treasurer and Principal Financial Officer	George C. W. Gatch Treasurer

*By: ELIZABETH A. DAVIN
Elizabeth A. Davin Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.

(12)

Opinion of Ropes & Gray LLP regarding tax matters for the reorganization of JPMorgan Diversified Mid Cap Value Fund into JPMorgan Mid Cap Value Fund